Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Previously Reported Third-Party Distribution, Service And Advisory And Marketing Expenses

For the year ended December 31,
$ in millions	2010
Third-party distribution, service and advisory expenses, as previously reported	972.7
Reclassification	81.1
Discontinued operations reclassification	(2.8)
Third-party distribution, service and advisory expenses, as reclassified	1,051.0
Marketing expenses, as previously reported	159.6
Reclassification	(81.1)
Discontinued operations reclassification	(0.7)
Marketing expenses, as reclassified	77.8